Schedule of Concentration Risk of Total Fleet Gross Accounts Receivable (Detail) - Gross Accounts Receivable - Customer Concentration Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	17.70%	16.60%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	19.20%	12.00%